Nature of operations and summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Nature of operations

Nature of operations

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Our properties are located primarily in Oklahoma and Texas. To facilitate our financial statement presentations, we refer to the post-emergence reorganized company in these consolidated financial statements and footnotes as the “Successor” for periods subsequent to March 21, 2017, and to the pre-emergence company as “Predecessor” for periods prior to March 21, 2017. As discussed in “Note 2—Chapter 11 Reorganization,” we filed voluntary petitions for bankruptcy relief and subsequently operated as debtor in possession, in accordance with the applicable provisions of the Bankruptcy Code, until our emergence from bankruptcy on March 21, 2017. The cancellation of all existing shares outstanding followed by the issuance of new shares in the reorganized Company upon our emergence from bankruptcy caused a related change of control under US GAAP. As a result of the application of fresh start accounting, as well as the effects of the implementation of the Reorganization Plan, the Company’s consolidated financial statements on or after March 21, 2017, are not comparable with the consolidated financial statements prior to that date.

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Our properties are located primarily in Oklahoma and Texas. To facilitate our financial statement presentations, we refer to the post-emergence reorganized company in these consolidated financial statements and footnotes as the “Successor” for periods subsequent to March 21, 2017, and to the pre-emergence company as “Predecessor” for periods prior to March 21, 2017. As discussed in “Note 2—Chapter 11 reorganization” we filed voluntary petitions for bankruptcy relief and subsequently operated as debtor in possession, in accordance with the applicable provisions of the Bankruptcy Code, until emergence on March 21, 2017.

Interim financial statements

Interim financial statements

The accompanying unaudited consolidated interim financial statements of the Company have been prepared in accordance with the rules and regulations of the SEC and do not include all of the financial information and disclosures required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. These financial statements and the notes thereto should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2016.

The financial information as of March 31, 2017, and for the periods of March 22, 2017, through March 31, 2017 (Successor), and January 1, 2017, through March 21, 2017 (Predecessor), and the three months ended March 31, 2016, is unaudited. The financial information as of December 31, 2016, has been derived from the audited financial statements contained in our Annual Report on Form 10-K for the year ended December 31, 2016. In management’s opinion, such information contains all adjustments considered necessary for a fair presentation of the results of the interim periods. The results of operations for the periods of March 22, 2017, through March 31, 2017 (Successor), and January 1, 2017, through March 21, 2017 (Predecessor), are not necessarily indicative of the results of operations that will be realized for the year ended December 31, 2017.

Cash and cash equivalents

Cash and cash equivalents

We maintain cash and cash equivalents in bank deposit accounts and money market funds which may not be federally insured. As of March 31, 2017, cash with a recorded balance totaling approximately $27,600 was held at JP Morgan Chase Bank, N.A. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on such accounts.

As of March 31, 2017 we had restricted cash of $14,200 which is included in “Cash and cash equivalents” in our consolidated balance sheets. The restricted funds were maintained primarily to pay debtor related professional fees associated with our reorganization as well as certain convenience class unsecured claims upon our emergence from bankruptcy. As of December 31, 2016, we had restricted cash of $1,400 which was required to be maintained during the pendency of our bankruptcy.

Cash and cash equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. We maintain cash and cash equivalents in bank deposit accounts and money market funds which may not be federally insured. As of December 31, 2016, cash with a recorded balance totaling $36,502 and $48,023 was held at JP Morgan Chase Bank, N.A. and Arvest Bank, respectively. In addition, we also held cash equivalents in the form of treasury securities with a recorded balance of $101,127 at Arvest Wealth Management. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on such accounts.

We have restricted cash of $1,400 which is included in “Cash and cash equivalents” in our consolidated balance sheets. The restricted funds were maintained as a requirement during the pendency of our bankruptcy and were no longer restricted after emergence from bankruptcy.

Accounts receivable

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. Accounts receivable consisted of the following at March 31, 2017, and December 31, 2016:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
Joint interests	$13,304	$13,818
Accrued commodity sales	32,460	31,304
Derivative settlements	3,231	—
Other	2,016	1,657
Allowance for doubtful accounts	(593)	(553)

	$50,418	$46,226

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We establish our allowance for doubtful accounts by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and our assessment of the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible. When we recover amounts that were previously written off, those amounts are offset against the allowance and reduce expense in the year of recovery. Accounts receivable consisted of the following at December 31:

	2016	2015
Joint interests	$13,818	$14,149
Accrued commodity sales	31,304	21,645
Derivative settlements	—	40,380
Other	1,657	3,329
Allowance for doubtful accounts	(553)	(503)

	$46,226	$79,000

Inventories

Inventories

Inventories consisted of the following at March 31, 2017, and December 31, 2016:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
Equipment inventory	$5,326	$8,165
Commodities	1,521	1,418
Inventory valuation allowance	—	(2,232)

	$6,847	$7,351

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties and oil and natural gas product inventories. We evaluate our inventory each quarter and when there is evidence that the utility of our inventory, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, we record an impairment loss for the difference. Inventories are shown net of a provision for obsolescence, commensurate with known or estimated exposure, which is reflected in the valuation allowance disclosed below. Inventories consisted of the following at December 31:

	2016	2015
Equipment inventory	$8,165	$11,470
Commodities	1,418	1,698
Inventory valuation allowance	(2,232)	(839)

	$7,351	$12,329

We recorded lower of cost or market adjustments, for the periods disclosed below, due to depressed industry conditions which resulted in lower demand for such equipment and hence lower market prices. These adjustments are reflected in “Loss on impairment of other assets” in our consolidated statements of operations.

	Year ended December 31,
	2016	2015	2014
Inventory - lower of cost or market adjustment	$1,393	$10,192	$—

Oil and natural gas properties

Oil and natural gas properties

Costs associated with unevaluated oil and natural gas properties are excluded from the amortizable base until a determination has been made as to the existence of proved reserves. Unevaluated leasehold costs are transferred to the amortization base with the costs of drilling the related well upon proving up reserves of a successful well or upon determination of a dry or uneconomic well, under a process that is conducted each quarter. Furthermore, unevaluated oil and natural gas properties are reviewed for impairment if events and circumstances exist that indicate a possible decline in the recoverability of the carrying amount of such property. The impairment assessment is conducted at least once annually and whenever there are indicators that an impairment has occurred. In assessing whether an impairment has occurred, we consider factors such as intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; assignment of proved reserves; and economic viability of development if proved reserves are assigned. Upon determination of an impairment, all or a portion of the associated leasehold costs are transferred to the full cost pool and become subject to amortization. The processes above are applied to unevaluated oil and natural gas properties on an individual basis or as a group if properties are individually insignificant.

In the past, the costs associated with unevaluated properties typically relate to acquisition costs of unproved acreage. However, as a result of fresh start accounting, substantially all of the carrying value of our unevaluated properties are the result of a fair value increase to reflect the value of our acreage in our STACK play (see “Note 3—Fresh start accounting”).

The costs of unevaluated oil and natural gas properties consisted of the following at March 31, 2017, and December 31, 2016:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
Leasehold acquisitions	$579,151	$15,455
Capitalized interest	54	1,894
Wells and facilities in progress of completion	7,467	3,004

Total unevaluated oil and natural gas properties excluded from amortization	$586,672	$20,353

Ceiling Test. In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related PV-10 value, net of tax considerations, plus the cost of unproved properties not being amortized.

Our estimates of oil and natural gas reserves as of March 31, 2017, were prepared using an average price for oil and natural gas on the first day of each month for the prior twelve months as required by the SEC. As discussed in “Note 3—Fresh start accounting,” our application of fresh start accounting to our balance sheet on March 21, 2017, resulted in the carrying value of our oil and natural gas properties being restated based on their fair value. The estimated fresh start fair value along with adjustments for activity between March 21, 2017, and the end of the first quarter of 2017 as well as the increase in SEC average prices resulted in a carrying value that was below the full cost ceiling at quarter-end and thus a ceiling test write-down was not required.

Oil and natural gas properties

Capitalized Costs. We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits, and other internal costs directly attributable to these activities.

The costs of unevaluated oil and natural gas properties are excluded from amortization until the properties are evaluated. Costs are transferred into the amortization base on an ongoing basis as the properties are evaluated and proved reserves are established or impairment is determined. Work-in-progress costs are included in unevaluated oil and natural gas properties. See “Note 15—Oil and natural gas activities” for further details of our unevaluated oil and natural gas properties.

Depreciation, depletion and amortization. Depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties are provided using the units-of-production method based on estimates of proved oil and natural gas reserves and production, which are converted to a common unit of measure based upon their relative energy content. Our cost basis for depletion includes estimated future development costs to be incurred on proved undeveloped properties. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs, and the anticipated proceeds from salvaging equipment.

Ceiling Test. In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related PV-10 value, net of tax considerations, plus the cost of unproved properties not being amortized.

Our estimates of oil and natural gas reserves as of December 31, 2016, 2015, and 2014 were prepared using an average price for oil and natural gas based upon the first day of each month for the prior twelve months as required by the SEC.

Due to the substantial decline of commodity prices that began in mid-2014 and which continue to remain low, the cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties at the end of each quarter beginning with the second quarter of 2015 through the second quarter of 2016, resulting in ceiling test write-downs in those periods. The amount of any future impairment is generally difficult to predict, and will depend on the average oil and natural gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Income taxes

Income taxes

We recorded income tax expense during the Successor and Predecessor periods in 2017 to reflect our obligation for current Texas margin tax on gross revenues less certain deductions. We did not record any net deferred tax benefit in the Successor or Predecessor periods in 2017 as any deferred tax asset arising from the benefit is reduced by a valuation allowance.

A valuation allowance for deferred tax assets, including net operating losses, is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. To assess that likelihood, we use estimates and judgment regarding our future taxable income, as well as the jurisdiction in which such taxable income is generated, to determine whether a valuation allowance is required. Such evidence can include our current financial position, our results of operations, both actual and forecasted, the reversal of deferred tax liabilities, and tax planning strategies as well as the current and forecasted business economics of our industry.

As of the bankruptcy emergence date of March 21, 2017, we are in a net deferred tax asset position and based on our anticipated operating results in subsequent quarters, we project being in a net deferred tax asset position at December 31, 2017. We believe it is more likely than not that these deferred tax assets will not be realized, and accordingly, recorded a full valuation allowance against our net deferred tax assets as of March 21, 2017, and as of March 31, 2017.

We will continue to evaluate whether the valuation allowance is needed in future reporting periods. The valuation allowance will remain until we can determine that the net deferred tax assets are more likely than not to be realized. Future events or new evidence which may lead us to conclude that it is more likely than not that its net deferred tax assets will be realized include, but are not limited to, cumulative historical pre-tax earnings, improvements in oil prices, and taxable events that could result from one or more transactions. The valuation allowance does not prevent future utilization of the tax attributes if we recognize taxable income. As long as we conclude that the valuation allowance against its net deferred tax assets is necessary, we likely will not have any additional deferred income tax expense or benefit.

The benefit of an uncertain tax position taken or expected to be taken on an income tax return is recognized in the consolidated financial statements at the largest amount that is more likely than not to be sustained upon examination by the relevant taxing authority. Interest and penalties, if any, related to uncertain tax positions would be recorded in interest expense and other expense, respectively. There were no uncertain tax positions at March 31, 2017, and December 31, 2016.

As described in “Note 2—Chapter 11 Reorganization,” elements of the Reorganization Plan provided that our indebtedness related to Senior Notes and certain general unsecured claims were exchanged Successor common stock in settlement of those claims. Absent an exception, a debtor recognizes cancellation of indebtedness income (“CODI”) upon discharge of its outstanding indebtedness for an amount of consideration that is less than its adjusted issue price. The Internal Revenue Code of 1986, as amended (“IRC”), provides that a debtor in a Chapter 11 bankruptcy case may exclude CODI from taxable income but must reduce certain of its tax attributes by the amount of any CODI realized as a result of the consummation of a plan of reorganization. The amount of CODI realized by a taxpayer is determined based on the fair market value of the consideration received by the creditors in settlement of outstanding indebtedness. As a result of the market value of equity upon emergence from Chapter 11 bankruptcy proceedings, the estimated amount of CODI is approximately $61,000, which will reduce the value of the Company’s net operating losses. The actual reduction in tax attributes does not occur until the first day of the Company’s tax year subsequent to the date of emergence, or January 1, 2018. The reduction of net operating losses is expected to be fully offset by a corresponding decrease in valuation allowance.

The IRC provides an annual limitation with respect to the ability of a corporation to utilize its tax attributes, as well as certain built-in-losses, against future taxable income in the event of a change in ownership. Emergence from Chapter 11 bankruptcy proceedings resulted in a change in ownership for purposes of the IRC Section 382. We analyzed alternatives available within the IRC to taxpayers in Chapter 11 bankruptcy proceedings in order to minimize the impact of the ownership change and cancellation of indebtedness income on its tax attributes. Upon filing its 2017 U.S. Federal income tax return, we plan to elect an available alternative which would likely result in the Company experiencing a limitation that subjects existing tax attributes at emergence to an IRC Section 382 limitation that could result in some or all of the remaining net operating loss carryforwards expiring unused. However, we will continue to evaluate the remaining available alternatives which would not subject existing tax attributes to an IRC Section 382 limitation.

Income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized. See “Note 10—Income taxes” for further discussion of our income taxes including the expected impacts of our emergence from Chapter 11 bankruptcy proceedings on the amount and availability of our loss carryforwards to offset future taxable income.

If applicable, we would report a liability for tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return, and would recognize interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2016 and 2015, we have no uncertain tax positions and as such have not recorded a liability or accrued interest or penalties related to uncertain tax positions.

We file income tax returns in the U.S. federal jurisdiction and in various states, each with varying statutes of limitations. The 2009 through 2016 tax years generally remain subject to examination by federal and state tax authorities.

Liability management

Liability management

Liability management expense includes third party legal and professional service fees incurred from our activities to restructure our debt and in preparation for our bankruptcy petition. As a result of our Chapter 11 petition, such expenses, to the extent that they are incremental and directly related to our bankruptcy reorganization, are reflected in “Reorganization items” in our consolidated statements of operations.

Liability management

Liability management expense includes third party legal and professional service fees incurred from our activities to restructure our debt and in preparation for our bankruptcy petition. As a result of our Chapter 11 petition, such expenses, to the extent that they are incremental and directly related to our bankruptcy reorganization, are reflected in “Reorganization items” in our consolidated statements of operations.

Cost reduction initiatives

Cost reduction initiatives

Cost reduction initiatives include expenses related to our efforts to reduce our capital, operating and administrative costs in response to the depressed commodity pricing environment. The expense consists of costs for one-time severance and termination benefits in connection with our reductions in force and third party legal and professional services we have engaged to assist in our cost savings initiatives as follows:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
One-time severance and termination benefits	$1	$608	$3,036
Professional fees	5	21	89

Total cost reduction initiatives expense	$6	$629	$3,125

Cost reduction initiatives

Cost reduction initiatives include expenses related to our efforts to reduce our capital, operating and administrative costs in response to depressed commodity pricing environment. The expense consists of costs for one-time severance and termination benefits in connection with our reductions in force and third party legal and professional services we have engaged to assist in our cost savings initiatives as follows:

	Year ended December 31,
	2016	2015	2014
One-time severance and termination benefits	$2,772	$7,757	$—
Professional fees	107	2,271	—

Total cost reduction initiatives expense	$2,879	$10,028	$—

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In March 2016, the FASB issued authoritative guidance with the objective to simplify several aspects of the accounting for share-based payments, including accounting for income taxes when awards vest or are settled, statutory withholdings and accounting for forfeitures. Classification of these aspects on the statement of cash flows is also addressed. We have adopted this guidance, which was effective for fiscal periods beginning after December 15, 2016, and interim periods thereafter, in the current quarter, with no material impact to our financial statements of results of operation. We did not have any previously unrecognized excess tax benefits that required an adjustment to the opening balance of retained earnings under the modified retrospective transition method required by the guidance.

In March 2016, the FASB issued authoritative guidance that clarifies that the assessment of whether an embedded contingent put or call option in a financial instrument is clearly and closely related to the debt host requires only an analysis of the four-step decision sequence described in ASC 815. We adopted this guidance, which was effective for fiscal periods beginning after December 15, 2016, and interim periods thereafter, in the current quarter, with no material impact to our financial statements or results of operations.

In August 2014, the FASB issued authoritative guidance that required entities to evaluate whether there is substantial doubt about their ability to continue as a going concern and required additional disclosures if certain criteria were met. The guidance was adopted on December 31, 2016, and other than discussions regarding our emergence from bankruptcy and the related exit financing in “Note 2 — Chapter 11 reorganization” and “Note 6—Debt”, there were no additional required disclosures as contemplated by this guidance.

Recently issued accounting pronouncements

In January 2017, the FASB issued authoritative guidance that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities constitutes a business. The guidance requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. The guidance also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described under updated revenue recognition guidance. The guidance is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those years. For all other entities, it is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. We expect that adoption of the new guidance may reduce the likelihood that a future transaction would be accounted for as a business combination although such a determination may require a greater degree of judgment.

In May 2014, the FASB issued authoritative guidance that supersedes previous revenue recognition requirements and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The new standard allows for either full retrospective adoption, meaning the standard is applied to all periods presented in the financial statements, or modified retrospective adoption, meaning the standard is applied only to the most current period presented. During 2015 and 2016, the FASB released further updates that, among others, provided supplemental guidance and clarification to this topic including clarification on principal vs. agent considerations and identifying performance obligations and licensing. We are currently evaluating the effect the new standard and its subsequent updates will have on our financial statements and results of operations. In 2017, we established an implementation team and engaged external advisers to develop a multi-phase plan to assess our business and contracts, as well as any changes to processes to adopt the requirements of the new standard and its related updates.

In January 2016, the FASB issued authoritative guidance that amends existing requirements on the classification and measurement of financial instruments. The standard principally affects accounting for equity investments and financial liabilities where the fair value option has been elected. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods thereafter. Early adoption of certain provisions is permitted. We do not expect this guidance to materially impact our financial statements or results of operations.

In February 2016, the FASB issued authoritative guidance significantly amending the current accounting for leases. Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less. Furthermore, all leases will fall into one of two categories: (i) a financing lease or (ii) an operating lease. Lessor accounting remains substantially unchanged with the exception that no leases entered into after the effective date will be classified as leveraged leases. For sale leaseback transactions, a sale will only be recognized if the criteria in the new revenue recognition standard are met. For public business entities, this guidance is effective for fiscal periods beginning after December 15, 2018 and interim periods thereafter, and should be applied using a modified retrospective approach. Early adoption is permitted. Based on an assessment of our current operating leases, which are predominantly comprised of leases for CO2 compressors, we do not expect this guidance to materially impact our balance sheet or results of operations. However, we also enter into contractual arrangements relating to rights of ways or surface use that are typical of upstream oil and gas operations. We are currently assessing whether such arrangements are included in the new guidance and the potential impact, if any, on our financial statements or results of operations from these arrangements.

In June 2016, the FASB issued authoritative guidance which modifies the measurement of expected credit losses of certain financial instruments. The guidance is effective for fiscal years beginning after December 15, 2020, however early adoption is permitted for fiscal years beginning after December 15, 2018. The updated guidance impacts our financial statements primarily due to its effect on our accounts receivables. Our history of accounts receivable credit losses almost entirely relates to receivables from joint interest owners in our operated oil and natural gas wells. Based on this history and on mitigating actions we are permitted to take such as netting past due amounts against revenue and assuming title to the working interest, we do not expect this guidance to materially impact our financial statements or results of operations.

In August 2016, the FASB issued authoritative guidance which provides clarification on how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The guidance is effective for fiscal years beginning after December 15, 2017, and is required to be adopted using a retrospective approach if practicable. Early adoption is permitted. We do not expect this guidance to have a material impact on our consolidated statement of cash flows.

Recently adopted accounting pronouncements

Other Expenses. In July 2011, the FASB issued authoritative guidance regarding how health insurers should recognize and classify in their income statements the fees mandated by the Health Care and Education Reconciliation Act (“HCERA”). The HCERA imposes an annual fee upon health insurers for each calendar year beginning on or after January 1, 2014. The annual fee will be allocated to individual entities providing health insurance to employees based on a ratio, as provided for in the HCERA, and is not tax deductible. This guidance specifies that once the entity has provided qualifying health insurance in the calendar year in which the fee is payable, the liability for the entity’s fee should be estimated and recorded in full with a corresponding deferred cost that is amortized to expense on a straight line basis, unless another method better allocates the fee over the calendar year that it is payable. This guidance, which was effective and adopted by us in the first quarter of 2014, did not have a material impact on our financial statements and results of operations.

In August 2014, the FASB issued authoritative guidance that required entities to evaluate whether there is substantial doubt about their ability to continue as a going concern and required additional disclosures if certain criteria was met. The guidance was adopted on December 31, 2016 and other than discussions regarding our emergence from bankruptcy and the related exit financing in “Note 2 — Chapter 11 reorganization” and “Note 6—Debt”, there were no additional required disclosures as contemplated by this guidance.

In April 2015, the FASB issued authoritative guidance that amends the presentation of the cost of issuing debt on the balance sheet. The amendment required debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability rather than as an asset. The guidance was adopted on January 1, 2016, and resulted in us reclassifying our unamortized Senior Note issuance costs of $18,359 as of December 31, 2015, from “Other assets” to a reduction of long-term debt on the consolidated balance sheets. The initial guidance released in April 2015 did not address presentation or subsequent measurement related to line-of-credit arrangements. In August 2015, the FASB issued guidance that clarified the issue by allowing an entity to make an election to defer and present debt issuance costs as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The guidance was adopted on January 1, 2016, in conjunction with the adoption of the initial guidance. We made an accounting policy election to present line-of-credit arrangement debt issuance costs as a deduction from the carrying amount of our line-of-credit arrangement. As a result of this election, we reclassified our unamortized Existing Credit Facility issuance costs as of December 31, 2016 and 2015, respectively, of $2,303 and $5,067 from “Other assets” to a reduction of long-term debt on the consolidated balance sheets.

In November 2015, the FASB issued authoritative guidance aimed at simplifying the accounting for deferred taxes. To simplify presentation, the new guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. As a result, each jurisdiction will now only have one net noncurrent deferred tax asset or liability. Importantly, the guidance does not change the existing requirement that only permits offsetting within a jurisdiction – that is, companies are still prohibited from offsetting deferred tax liabilities from one jurisdiction against deferred tax assets of another jurisdiction. This guidance was early adopted on a prospective basis during the second quarter of 2016 and allowed us to offset our noncurrent deferred income tax asset with our current deferred income tax liability. Prior periods were not retrospectively adjusted. Other than the preceding balance sheet change, the adoption did not have a material impact on our financial statements and results of operations.

Recently issued accounting pronouncements

In May 2014, the FASB issued authoritative guidance that supersedes previous revenue recognition requirements and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The new standard allows for either full retrospective adoption, meaning the standard is applied to all periods presented in the financial statements, or modified retrospective adoption, meaning the standard is applied only to the most current period presented. During 2015 and 2016, the FASB released further updates that, among others, provided supplemental guidance and clarification to this topic including clarification on principal vs. agent considerations and identifying performance obligations and licensing. We are currently evaluating the effect the new standard and its subsequent updates will have on our financial statements and results of operations. In 2017, we established an implementation team (“team”) and engaged external advisers to develop a multi-phase plan to assess our business and contracts, as well as any changes to processes to adopt the requirements of the new standard and its related updates.

In January 2016, the FASB issued authoritative guidance that amends existing requirements on the classification and measurement of financial instruments. The standard principally affects accounting for equity investments and financial liabilities where the fair value option has been elected. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods thereafter. Early adoption of certain provisions is permitted. We do not expect this guidance to materially impact our financial statements or results of operations.

In February 2016, the FASB issued authoritative guidance significantly amending the current accounting for leases. Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less. Furthermore, all leases will fall into one of two categories: (i) a financing lease or (ii) an operating lease. Lessor accounting remains substantially unchanged with the exception that no leases entered into after the effective date will be classified as leveraged leases. For sale leaseback transactions, a sale will only be recognized if the criteria in the new revenue recognition standard are met. For public business entities, this guidance is effective for fiscal periods beginning after December 15, 2018 and interim periods thereafter, and should be applied using a modified retrospective approach. Early adoption is permitted. Based on an assessment of our current operating leases, which are predominantly comprised of leases for CO2 compressors, we do not expect this guidance to materially impact our balance sheet or results of operations. However, we also enter into contractual arrangements relating to rights of ways or surface use that are typical of upstream oil and gas operations. We are currently assessing whether such arrangements are included in the new guidance and the potential impact, if any, on our financial statements or results of operations from these arrangements.

In March 2016, the FASB issued authoritative guidance with the objective to simplify several aspects of the accounting for share-based payments, including accounting for income taxes when awards vest or are settled, statutory withholdings and accounting for forfeitures. Classification of these aspects on the statement of cash flows is also addressed. For public business entities, this guidance is effective for fiscal periods beginning after December 15, 2016, and interim periods thereafter. Early adoption is permitted. We do not expect this guidance to materially impact our financial statements or results of operations in connection with our outstanding awards.

In March 2016, the FASB issued authoritative guidance that clarifies that the assessment of whether an embedded contingent put or call option in a financial instrument is clearly and closely related to the debt host requires only an analysis of the four-step decision sequence described in ASC 815. The guidance is effective for fiscal years beginning after December 15, 2016. Early adoption is permitted in any interim period for which financial statements have not been issued, but would be retroactively applied to the beginning of the year that includes the interim period. We do not expect this guidance to materially impact our financial statements or results of operations.

In June 2016, the FASB issued authoritative guidance which modifies the measurement of expected credit losses of certain financial instruments. The guidance is effective for fiscal years beginning after December 15, 2020, however early adoption is permitted for fiscal years beginning after December 15, 2018. The updated guidance impacts our financial statements primarily due to its effect on our accounts receivables. Our history of accounts receivable credit losses almost entirely relates to receivables from joint interest owners in our operated oil and natural gas wells. Based on this history and on mitigating actions we are permitted to take such as netting past due amounts against revenue and assuming title to the working interest, we do not expect this guidance to materially impact our financial statements or results of operations.

In August 2016, the FASB issued authoritative guidance which provides clarification on how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The guidance is effective for fiscal years beginning after December 15, 2017, and is required to be adopted using a retrospective approach if practicable. Early adoption is permitted. We do not expect this guidance to have a material impact on our consolidated statement of cash flows.

Liabilities Subject to Compromise

Liabilities Subject to Compromise. In accordance with ASC 852 “Reorganizations,” our financial statements include amounts classified as liabilities subject to compromise which represent estimates of pre-petition obligations that were allowed as claims in our bankruptcy case. These liabilities are reported at the amounts allowed by the Bankruptcy Court, even if they may be settled for lesser amounts. The amounts disclosed below as of March 21, 2017, reflect the liabilities immediately prior to our Reorganization Plan becoming effective:

	Predecessor
	March 21, 2017	December 31, 2016
Accounts payable and accrued liabilities	$6,687	$9,212
Accrued payroll and benefits payable	3,949	4,048
Revenue distribution payable	3,050	3,474
Senior Notes and associated accrued interest	1,267,410	1,267,410

Liabilities subject to compromise	$1,281,096	$1,284,144

Liabilities Subject to Compromise. In accordance with ASC 852 “Reorganizations,” our financial statements include amounts classified as liabilities subject to compromise which represent estimates of pre-petition obligations that were allowed as claims in our bankruptcy case. These liabilities are reported at the amounts allowed by the Bankruptcy Court, even if they may be settled for lesser amounts. The amounts currently classified as liabilities subject to compromise may be subject to future adjustments depending on the Bankruptcy Court actions, further development with respect to disputed claims, and other events:

December 31, 2016
Accounts payable and accrued liabilities	$9,212
Accrued payroll and benefits payable	4,048
Revenue distribution payable	3,474
Senior Notes and associated accrued interest	1,267,410

Liabilities subject to compromise	$1,284,144

Reorganization Items

Reorganization Items

We use this category to reflect, where applicable, post-petition revenues, expenses, gains and losses that are direct and incremental as a result of the reorganization of the business. Reorganization items are as follows:

	Successor	Predecessor
	Period from	Period from
	March 22, 2017	January 1, 2017
	through	through
	March 31, 2017	March 21, 2017
Gains on the settlement of liabilities subject to compromise	$—	$(372,093)
Fresh start accounting adjustments	—	(641,684)
Professional fees	620	18,790
Rejection of employment contracts	—	4,573
Write off unamortized issuance costs on Prior Credit Facility	—	1,687

Total reorganization items	$620	$(988,727)

Reorganization Items. We use this category to reflect, where applicable, post-petition revenues, expenses, gains and losses that are direct and incremental as a result of the reorganization of the business. We have incurred significant costs associated with the reorganization. Reorganization items for the year ended December 31, 2016, are as follows:

Year Ended
December 31, 2016
Professional fees	$15,484
Claims for non-performance of executory contract	1,236

Total reorganization items	$16,720

Derivatives, Offsetting Fair Value Amounts	positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification	Positive and negative positions with a counterparty are netted on the balance sheet only to the extent that they relate to the same current versus noncurrent classification
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Chaparral Energy, Inc. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

The more significant areas requiring use of assumptions, judgments and estimates on our consolidated financial statements include: quantities of proved oil and natural gas reserves; cash flow estimates used in impairment tests of other long-lived assets; depreciation, depletion and amortization; asset retirement obligations; estimates of our stock-based compensation awards, assigning fair value and allocating purchase price in connection with business combinations; forecasting our effective income tax rate and valuation allowances associated with deferred income taxes; valuation of derivative instruments; and accrued revenue and related receivables. Although management believes these estimates are reasonable, actual results could significantly differ from these estimates.

Reclassifications

Reclassifications

Certain reclassifications have been made to prior period financial statements to conform to current period presentation. The reclassifications had no effect on our previously reported results of operations.

Property and equipment

Property and equipment

Property and equipment is capitalized and stated at cost, while maintenance and repairs are expensed currently.

Depreciation and amortization are provided in amounts sufficient to relate the cost of depreciable assets to operations over their estimated service lives using the straight-line method. Estimated useful lives of our assets are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 — 20 years
Office and computer equipment	5 — 10 years
Building and improvements	10 — 40 years

Impairment of long-lived assets

Impairment of long-lived assets

Impairment losses are recorded on property and equipment used in operations and other long-lived assets held and used when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset. Impairment losses are also recorded on assets classified as held for sale when there is an excess of carrying value over fair value less costs to sell.

We recorded impairment losses of $6,015 related to four drilling rigs during the year ended December 31, 2015. The loss was recorded as a result of the deterioration in commodity prices and drilling activity whereby the value of such equipment had declined while utilizing third party equipment had become more cost effective. The loss is reflected in “Loss on impairment of other assets” in our consolidated statements of operations.

In October 2016, the Company entered into an agreement for the sale of our four drilling rigs for a price of $2,000. The sale closed in January 2017.

Our bankruptcy filing on May 9, 2016, (see “Note 2—Chapter 11 reorganization”) was an event that required an assessment whether the carrying amounts of our long-lived assets would be recoverable. Our evaluation indicated that no additional impairment was necessary as a direct result of the bankruptcy.

Derivative transactions

Derivative transactions

We use derivative instruments to reduce the effect of fluctuations in crude oil and natural gas prices, and we recognize all derivatives as either assets or liabilities measured at fair value. The Company’s derivative instruments are not designated as hedges for accounting purposes, thus changes in the fair value of derivatives are reported immediately in “Non-hedge derivative (losses) gains” in the consolidated statements of operations. Cash flows associated with non-hedge derivatives are reported as investing activities in the consolidated statements of cash flows unless the derivatives contain a significant financing element, in which case they are reported as financing activities.

We offset assets and liabilities for derivative contracts executed with the same counterparty under a master netting arrangement. See “Note 7—Derivative instruments” for additional information regarding our derivative transactions.

Fair value measurements

Fair value measurements

Fair value is defined by the Financial Accounting Standards Board (“FASB”) as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Level 2 inputs include adjusted quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities included in this category are derivatives with fair values based on published forward commodity price curves and other observable inputs. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets carried at fair value and included in this category are certain financial derivatives, additions to our asset retirement obligations, and our drilling rigs, which were sold subsequent to December 31, 2016. See “Note 8—Fair value measurements” for additional information regarding our fair value measurements.

Asset retirement obligations

Asset retirement obligations

We own oil and natural gas properties that require expenditures to plug, abandon or remediate wells and to remove tangible equipment and facilities at the end of oil and natural gas production operations in accordance with applicable federal and state laws. We record the fair value of a liability for an asset retirement obligation in the period in which it is incurred and a corresponding increase in the carrying amount of oil and natural gas properties. The accretion of the asset retirement obligations is included in “Depreciation, depletion and amortization” in our consolidated statements of operations. In certain instances, we are required to make deposits to escrow accounts for plugging and abandonment obligations. See “Note 9—Asset retirement obligations” for additional information regarding our asset retirement obligations.

Environmental liabilities

Environmental liabilities

We are subject to extensive federal, state and local environmental laws and regulations covering discharge of materials into the environment. Because these laws and regulations change regularly, we are unable to predict the conditions and other factors over which we do not exercise control that may give rise to environmental liabilities affecting us. Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. As of December 31, 2016 and 2015, we have not accrued for or been fined or cited for any environmental violations which would have a material adverse effect upon our financial position, operating results, or cash flows.

Revenue recognition

Revenue recognition

Sales of oil, natural gas and NGLs are recorded when title of production passes to the customer. Well supervision fees and overhead reimbursements from producing properties are recognized as expense reimbursements from outside interest owners when the services are performed. Sales of products are recognized at the time of delivery of materials.

Gas balancing

Gas balancing

In certain instances, the owners of the natural gas produced from a well will select different purchasers for their respective ownership interest in the wells. If one purchaser takes more than its ratable portion of the natural gas, the owners selling to that purchaser will be required to satisfy the imbalance in the future by cash payments or by allowing the other owners to sell more than their share of production. We recognize gas imbalances on the sales method and, accordingly, have recognized revenue on all production delivered to our purchasers. To the extent future reserves exist to enable the other owners to sell more than their ratable share of gas, no liability is recorded for our obligation for natural gas taken by our purchasers which exceeds our ownership interest of the well’s total production. As of December 31, 2016 and, 2015 our aggregate imbalance due to under production was approximately 0 MMcf and 0 MMcf, respectively. As of December 31, 2016 and 2015, our aggregate imbalance due to over production was approximately 1,218 MMcf and 1,253 MMcf, respectively, and a liability for gas imbalances of $1,405 and $1,303, respectively, was included in accounts payable and accrued liabilities.

Stock-based compensation

Stock-based compensation

Our stock-based compensation programs consist of phantom stock, restricted stock units (“RSU”), and restricted stock awards issued to employees. Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan. We consider the measurement of fair value of our phantom stock, RSU and restricted stock awards, discussed below, to be a Level 3 measurement within the fair value hierarchy.

The estimated fair value of the phantom stock and RSU awards are remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan and the Non-Officer Restricted Stock Unit Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk-adjusted reserve value based on internal reserve reports priced on NYMEX forward strips. Compensation cost associated with the phantom stock awards and RSU awards is recognized over the vesting period using the straight-line method and the accelerated method, respectively.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common equity per share on a minority, non-marketable basis on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

The assumptions used to value our stock-based compensation awards reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, stock-based compensation expense could have been significantly impacted if other assumptions had been used.

The costs associated with our stock-based compensation programs is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

See “Note 11—Deferred compensation” for additional information relating to stock-based compensation.